RECOVERABLE TAXES	12 Months Ended
Dec. 31, 2022
Recoverable Taxes
RECOVERABLE TAXES

9.	RECOVERABLE TAXES

	2022	2021
Current
ICMS (VAT)	449	113
PIS/Pasep (a) (b)	258	329
Cofins (a) (b)	1,189	1,508
Others	21	19
	1,917	1,969
Non-current
ICMS (VAT) (b)	548	342
PIS/Pasep (a)	166	316
Cofins (a)	644	1,339
	1,358	1,997
	3,275	3,966

a)	Pis/Pasep and Cofins taxes credits over ICMS

The Company and its subsidiaries recorded the PIS/Pasep and Cofins credits corresponded to the amount of these taxes over ICMS paid in the period of July 2003 to May 2019.

Thus, final court judgment has also been given, against which there is no further appeal, in favor of the similar actions filed by CEMIG’s wholly-owned subsidiaries Sá Carvalho, CEMIG Geração Distribuída (former UTE Ipatinga S.A.), CEMIG Geração Poço Fundo S.A. (previously denominated UTE Barreiro S.A.) and Horizontes Energia S.A.. The credits of these companies were approved by the Brazilian tax authority (Receita Federal do Brasil) in September 2022, and offsetting against federal taxes due has already begun.

The Company and its subsidiaries have two ways to recover the tax credit: (i) offsetting of the amount receivable against amounts payable of PIS/Pasep and Cofins taxes, monthly, within the five-year period specified by the relevant law of limitation; or (ii) receipt of specific credit instruments ‘precatórios’ from the federal government.

The Company, in addition of the ability of receiving the credits through ‘precatórios’ letters of credit, has begun to assess the possibility of credits administrative qualification, under which they will be able to be offset these credits against federal taxes generated by the Company.

On May 12, 2020, the Brazilian tax authority granted the Company’s request for ratification of the credits of PIS/Pasep and Cofins taxes arising from the legal action on which final judgment, subject to no further appeal, was given in favor of CEMIG D and CEMIG GT are offsetting since May 2020 the amount receivable against amounts of federal taxes payable on a monthly basis, within the five-year period specified by the relevant law of limitation.

Based on the opinion of legal advisors, the Company had constituted a liability related to the portion of tax credits corresponding to the period of the last 10 years, that is, from June 2009 to May 2019, net of PIS/Pasep and Cofins levied on its update revenue.

On June 27, 2022, the Draft Law 1,280/22, which provided for the full allocation of tax credits related to the issue of PIS/Pasep and Cofins on ICMS to customers of electricity distributors, without the limitation of the period of 10 years mentioned above was converted into Law 14,385/22 and the Company made an allowance, posting an additional amount in liabilities, as per Note 21.

The Company’s management awaits the Law regulation by ANEEL and is assessing possible future actions related to this matter with its legal advisers.

After the STF’s (Superior Tribunal Federal means Federal Court) decision on the modulation of effects, the subsidiary Gasmig recognized, in the second quarter of 2021, the amounts of PIS/Pasep and Cofins taxes credits on ICMS referring to the periods contemplated in the process that discusses the matter, in the amount of R$220.

On August 1, 2022, the individual action filed by Gasmig, which dealt with the exclusion of ICMS from the PIS/Pasep and Cofins calculation basis, became final and unappealable. As of the final decision, Gasmig will be able to start the procedures for withdrawing judicial deposits and qualifying the tax credit with the Federal Revenue Service.

For more information about the amounts to be refunded by CEMIG D and Gasmig to customers, see Note 21.

As of December 31, 2022, the Company carries current asset and non-current asset in the amount of R$1,012 and R$1,234, respectively, corresponding to the tax credits of PIS/Pasep and Cofins over ICMS, with updating by the Selic rate to the date of their actual offsetting.

In 2022, credits of PIS/Pasep and Cofins taxes were offset against payable federal taxes in the amount of R$1,453 (R$1,786 in 2021).

b)	Other recoverable taxes

The ICMS (VAT) credits, reported in non-current assets, arise mainly from acquisitions of property, plant and equipment, and intangible assets, and can be offset against taxes payable in the next 48 months. The transfer to non-current is made in accordance with management's best estimate of the amounts which will likely be realized in 12 months after these financial statements reporting date.

Credits of PIS/Pasep and Cofins generated by the acquisition of machinery and equipment can be offset immediately.